PROVISIONS AND CONTINGENT LIABILITIES - Additional information (Details) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2018 USD ($)	Sep. 28, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 COP ($)
Disclosure Of Share Capital [Line Items]
Administrative proceedings by ICA Tax				$ 5,467
Value of damages sought by the plaintiff			$ 5,000,000,000
Other provisions				$ 190,690	$ 168,033		$ 183,794
HSBC Bank [Member]
Disclosure Of Share Capital [Line Items]
Share of the company in amount received through irregular means			287
Promotara Terramar [Member]
Disclosure Of Share Capital [Line Items]
Amount received through irregular means by other entity			299
Municipality of chia [Member] | Bancolombia [Member]
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff		$ 5,846	1,126
Melenao Mora and Said Diaz [Member] | Banistmo [Member]
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff			20,000
Melenao Mora and Said Diaz [Member] | HSBC Bank [Member] | Banistmo [Member]
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff			2,300
Deniss Rafael Perez Perozo and others [Member] | Banistmo [Member]
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff			5,252
Corporacion de Alimentos S.A. de CV [Member] | Banco Agromercantil [Member]
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff			6,454
Superintendence Of Tax Administration [Member] | Banco Agromercantil [Member]
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff	$ 13,617
Tax amount	6,808
Fine amount	6,808
Tax Authority [Member] | Banagricola S.A.
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff	11,116
Fine amount	$ 5.5
Delicarnes, Sociedad Annima | BAM | Banco Agromercantil [Member]
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff			70,379
Dany Ward Mcnab Valladares | BAM And Mercom Bank [Member]
Disclosure Of Share Capital [Line Items]
Value of damages sought by the plaintiff			$ 23,800
Insufficient debt amount						$ 18,200